Additional Notes - Carrying Amount of Financial Instruments (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Financial assets at fair value through profit or loss	€ 25,605	€ 330,808
Financial assets at amortised cost	1,048,029	1,040,834
Financial liabilities at amortised cost	€ (2,127,532)	€ (837,507)